Share-based awards (Tables)	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes option activity for the three months ended March 31, 2025:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2024	622,292	$170.52	3.91
Granted	118,902	$185.18
Exercised	(40,883)	$116.46
Forfeited/Expired	(762)	$216.10
Outstanding at March 31, 2025	699,549	$176.12	4.54
Exercisable at March 31, 2025	450,752	$150.36	3.28

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
Weighted average grant date fair value	$64.42	$115.76
Assumptions:
Expected volatility	35%	36%
Dividend yield	—%	—%
Risk-free interest rate	4.00%	4.20%
Expected life	4.4 years	4.3 years

Summary of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the three months ended March 31, 2025:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	19,721	$280.76	647,589	$251.36
Granted	41,359	$185.18	48,964	$185.06
Shares vested	(8,191)	$231.68	(18,855)	$263.34
Forfeited	—	$—	(18,176)	$247.29
Outstanding at March 31, 2025	52,889	$213.62	659,522	$246.21

Schedule of Non-Cash Stock Compensation Expense
Stock compensation expense for the three months ended March 31, 2025 and March 31, 2024 has been allocated as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Direct costs	$5,381	$6,721
Selling, general and administrative	6,913	6,460
Total	$12,294	$13,181